Document and Entity Information	Oct. 27, 2020
Cover [Abstract]
Entity Registrant Name	FLUSHING FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000923139
Document Type	8-K
Document Period End Date	Oct. 27, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-33013
Entity Tax Identification Number	11-3209278
Entity Address, Address Line One	220 RXR Plaza
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11556
City Area Code	(718)
Local Phone Number	961-5400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FFIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false